Offerings - Offering: 1	Apr. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	8,200,000
Proposed Maximum Offering Price per Unit	6.47
Maximum Aggregate Offering Price	$ 53,054,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,122.57
Offering Note	Note 1.a: This prospectus supplement relates to the offer and resale or other distribution by the selling stockholder identified herein of up to 8,200,000 shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of the registrant's common stock being registered hereunder include such indeterminate number of shares as may be issuable as a result of stock splits, stock dividends or similar transactions. Note 1.b: Estimated in accordance with Rule 457(c) under the Securities Act solely for purposes of calculating the registration fee on the basis of the average of the high and low prices of the registrant's common stock as reported on the Nasdaq Capital Market on April 21, 2025. Note 1.c: Calculated in accordance with Rule 457(r) under the Securities Act with respect to the 8,200,000 shares of common stock registered pursuant to this prospectus supplement that have not previously been registered. Payment of the registration fee at the time of filing of the Registrant's automatic registration statement on Form S-3ASR filed with the Securities and Exchange Commission on August 9, 2024 (File No. 333-281454) was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in such registration statement with respect to the securities offered hereby.